SHARE CAPITAL AND WARRANTS	9 Months Ended
Sep. 30, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND WARRANTS

17. SHARE CAPITAL AND WARRANTS
Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	September 30, 2026		December 31, 2025
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,883,400	18,599	1,825,038	15,659
Issued Under the MEG Acquisition, Net of Issuance Costs (Note 4)	—	—	143,935	3,667
Issued Upon Exercise of Warrants	536	5	2,471	24
Issued Under Stock Option Plans	4,339	99	1,394	20
Purchase of Common Shares Under NCIB	(71,718)	(709)	(89,438)	(771)
Purchase of Common Shares Under ASPP	—	(60)	—	—
Outstanding, End of Period	1,816,557	17,934	1,883,400	18,599
As at September 30, 2026, there were 22.2 million common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
On November 7, 2025, the Company received approval from the TSX to renew the Company’s NCIB program to purchase up to 120.3 million common shares during the period from November 11, 2025, to November 10, 2026.
For the nine months ended September 30, 2026, the Company purchased and cancelled 71.7 million common shares through the NCIB. The common shares were purchased at a volume weighted average price of $38.87 per common share for a total of $2.8 billion. Retained earnings was reduced by $2.1 billion, of which $2.1 billion represents the excess of the purchase price of the common shares over their average carrying value and $59 million relates to share buyback tax.
In connection with the NCIB program, the Company had an ASPP with an independent broker in effect during the reporting period to enable share repurchases for cancellation during selected blackout periods. The Company recorded the following liability under the ASPP:

	September 30,	December 31,
As at	2026	2025
Amounts Charged To:
Share Capital	60	—
Retained Earnings	207	—
Liability for Share Purchase Commitment Under ASPP	267	—
From October 1, 2026, to October 30, 2026, the Company purchased an additional 9.2 million common shares for $415 million. As at October 30, 2026, the Company can further purchase up to 31.9 million common shares under the NCIB.
On November 3, 2026, the Company received approval from the Board of Directors to apply to the TSX for an additional NCIB program. Subject to acceptance by the TSX, the Company will be able to purchase up to approximately 126.5 million common shares under the NCIB program for a period of twelve months from the date the program is renewed.
D) Treasury Shares
Cenovus has an employee benefit plan trust (the “Trust”). The Trust, through an independent trustee, acquires Cenovus’s common shares on the open market, which are held to satisfy the Company’s obligations under certain stock-based compensation plans.

	September 30, 2026		December 31, 2025
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	5,258	116	2,000	43
Purchased Under Employee Benefit Plan	7,300	284	7,100	155
Distributed Under Employee Benefit Plan	(3,792)	(88)	(3,842)	(82)
Outstanding, End of Period	8,766	312	5,258	116
E) Issued and Outstanding – Preferred Shares

	September 30, 2026		December 31, 2025
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	12,000	113	26,000	356
Preferred Shares Redeemed	(12,000)	(113)	(14,000)	(243)
Outstanding, End of Period	—	—	12,000	113
On March 31, 2026, Cenovus exercised its right to redeem all 10.7 million of the Company’s series 1 preferred shares and all 1.3 million of the Company’s series 2 preferred shares. The preferred shares were redeemed at a price of $25.00 per share for a total of $300 million. Retained earnings was reduced by $187 million, representing the excess of the purchase price of the preferred shares over their carrying value.
F) Issued and Outstanding – Warrants

	September 30, 2026		December 31, 2025
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	1,172	4	3,643	12
Exercised	(536)	(2)	(2,471)	(8)
Expired	(636)	(2)	—	—
Outstanding, End of Period	—	—	1,172	4
The exercise price of the warrants was $6.54 per share. The warrants expired on January 1, 2026.